Inventories (Schedule of Inventory) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Inventories
Finished products	¥ 109,043	¥ 111,280
Spare parts	23,960	23,544
Work in process	24,477	22,498
Raw materials and supplies	16,737	15,001
Total inventory, net	¥ 174,217	¥ 172,323